INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 37,430	$ 32,692	$ 31,153
Foreign	12,893	10,258	11,463
Income before taxes on income	$ 50,323	$ 42,950	$ 42,616